Quarterly Holdings Report
for
Fidelity® Series Corporate Bond Fund
May 31, 2025
XBC-NPRT3-0725
1.9891234.106
Asset-Backed Securities - 0.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.5%
Jersey Mike's Funding Series 2024-1A Class A2, 5.636% 2/15/2055 (b)	389,025	391,958
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (b)	377,105	382,811
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (b)	723,365	729,994
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (b)	429,840	437,663
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (b)	530,335	517,636
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (b)	553,220	543,285
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (b)	908,435	891,578
TOTAL UNITED STATES		3,894,925
TOTAL ASSET-BACKED SECURITIES (Cost $3,905,425)		3,894,925

Commercial Mortgage Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
TCO Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 5.9211% 12/15/2039 (b)(c)(d) (Cost $133,671)	134,000	133,497

Foreign Government and Government Agency Obligations - 0.1%
	Principal Amount (a)	Value ($)
MEXICO - 0.1%
United Mexican States 3.25% 4/16/2030	200,000	182,400
United Mexican States 4.5% 4/22/2029	1,000,000	978,000
TOTAL MEXICO		1,160,400
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,272,972)		1,160,400

Non-Convertible Corporate Bonds - 84.4%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.5%
Financials - 0.5%
Banks - 0.5%
Commonwealth Bank of Australia 3.784% 3/14/2032 (b)	1,280,000	1,169,185
National Australia Bank Ltd 2.99% 5/21/2031 (b)	1,200,000	1,063,674
Westpac Banking Corp 5.405% 8/10/2033 (d)	1,400,000	1,397,245

TOTAL AUSTRALIA		3,630,104
BELGIUM - 1.2%
Consumer Staples - 0.1%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide Inc 4.439% 10/6/2048	500,000	416,274
Anheuser-Busch InBev Worldwide Inc 4.9% 1/23/2031	525,000	535,285
		951,559
Financials - 1.1%
Banks - 1.1%
KBC Group NV 4.932% 10/16/2030 (b)(d)	6,373,000	6,394,904
KBC Group NV 6.324% 9/21/2034 (b)(d)	1,700,000	1,795,542
		8,190,446
TOTAL BELGIUM		9,142,005
BRAZIL - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Vale Overseas Ltd 6.4% 6/28/2054	2,210,000	2,104,539
CANADA - 2.8%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
Rogers Communications Inc 3.8% 3/15/2032	238,000	217,962
Rogers Communications Inc 4.55% 3/15/2052	1,450,000	1,137,366
Rogers Communications Inc 5% 3/15/2044	270,000	234,998
		1,590,326
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Alimentation Couche-Tard Inc 2.95% 1/25/2030 (b)	138,000	127,597
Energy - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Canadian Natural Resources Ltd 2.95% 7/15/2030	1,071,000	970,666
Canadian Natural Resources Ltd 5.4% 12/15/2034 (b)	4,230,000	4,109,413
Canadian Natural Resources Ltd 6.25% 3/15/2038	1,075,000	1,078,935
Cenovus Energy Inc 2.65% 1/15/2032	159,000	134,816
Cenovus Energy Inc 3.75% 2/15/2052	480,000	313,051
Cenovus Energy Inc 5.25% 6/15/2037	413,000	382,376
Cenovus Energy Inc 5.4% 6/15/2047	39,000	33,560
Cenovus Energy Inc 6.75% 11/15/2039	45,000	47,398
Enbridge Inc 3.4% 8/1/2051	900,000	573,782
Enbridge Inc 4.5% 6/10/2044	250,000	200,534
Enbridge Inc 7.2% 6/27/2054 (d)	900,000	904,142
		8,748,673
Financials - 0.9%
Insurance - 0.9%
Empower Finance 2020 LP 1.776% 3/17/2031 (b)	324,000	278,194
Empower Finance 2020 LP 3.075% 9/17/2051 (b)	540,000	330,408
Fairfax Financial Holdings Ltd 3.375% 3/3/2031	571,000	521,603
Fairfax Financial Holdings Ltd 5.625% 8/16/2032	1,736,000	1,763,709
Fairfax Financial Holdings Ltd 5.75% 5/20/2035 (b)	2,000,000	1,996,827
Fairfax Financial Holdings Ltd 6% 12/7/2033	1,400,000	1,439,332
Intact Financial Corp 5.459% 9/22/2032 (b)	1,117,000	1,116,618
		7,446,691
Utilities - 0.5%
Independent Power and Renewable Electricity Producers - 0.5%
Emera US Finance LP 3.55% 6/15/2026	2,550,000	2,516,117
Emera US Finance LP 4.75% 6/15/2046	1,775,000	1,432,441
		3,948,558
TOTAL CANADA		21,861,845
FRANCE - 1.5%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
TotalEnergies Capital International SA 3.127% 5/29/2050	800,000	512,888
Financials - 1.4%
Banks - 1.4%
BNP Paribas SA 1.323% 1/13/2027 (b)(d)	1,182,000	1,157,384
BNP Paribas SA 2.591% 1/20/2028 (b)(d)	490,000	472,971
BNP Paribas SA 3.052% 1/13/2031 (b)(d)	875,000	803,827
BNP Paribas SA 3.132% 1/20/2033 (b)(d)	1,250,000	1,091,846
BPCE SA 2.277% 1/20/2032 (b)(d)	4,600,000	3,905,732
BPCE SA 5.975% 1/18/2027 (b)(d)	3,000,000	3,018,625
Credit Agricole SA 2.811% 1/11/2041 (b)	444,000	297,402
Societe Generale SA 3% 1/22/2030 (b)	430,000	394,911
		11,142,698
TOTAL FRANCE		11,655,586
GERMANY - 1.6%
Financials - 0.4%
Capital Markets - 0.3%
Deutsche Bank AG/New York NY 2.129% 11/24/2026 (d)	1,650,000	1,626,916
Insurance - 0.1%
Allianz SE 5.6% 9/3/2054 (b)(d)	1,200,000	1,174,411
TOTAL FINANCIALS		2,801,327

Health Care - 1.1%
Pharmaceuticals - 1.1%
Bayer US Finance II LLC 4.875% 6/25/2048 (b)	1,150,000	903,616
Bayer US Finance LLC 6.5% 11/21/2033 (b)	4,300,000	4,477,203
Bayer US Finance LLC 6.875% 11/21/2053 (b)	3,110,000	3,146,462
		8,527,281
Industrials - 0.1%
Machinery - 0.1%
Daimler Truck Finance North America LLC 2% 12/14/2026 (b)	1,276,000	1,227,155
TOTAL GERMANY		12,555,763
IRELAND - 2.5%
Financials - 1.1%
Consumer Finance - 1.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	227,000	220,007
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	237,000	223,720
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032	1,754,000	1,557,478
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.4% 10/29/2033	526,000	452,917
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.85% 10/29/2041	860,000	669,407
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.95% 9/10/2034	1,640,000	1,573,943
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.75% 6/6/2028	1,200,000	1,233,116
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.15% 9/30/2030	1,800,000	1,900,730
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	599,000	616,408
		8,447,726
Industrials - 1.0%
Transportation Infrastructure - 1.0%
Avolon Holdings Funding Ltd 2.528% 11/18/2027 (b)	1,601,000	1,509,062
Avolon Holdings Funding Ltd 4.375% 5/1/2026 (b)	110,000	109,259
Avolon Holdings Funding Ltd 5.15% 1/15/2030 (b)	1,630,000	1,624,185
Avolon Holdings Funding Ltd 5.75% 3/1/2029 (b)	4,300,000	4,378,111
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (b)	440,000	455,482
		8,076,099
Materials - 0.4%
Containers & Packaging - 0.4%
Smurfit Kappa Treasury ULC 5.438% 4/3/2034	1,700,000	1,702,108
Smurfit Westrock Financing DAC 5.418% 1/15/2035	1,175,000	1,169,957
		2,872,065
TOTAL IRELAND		19,395,890
ISRAEL - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Finance Netherlands III BV 6% 12/1/2032	200,000	201,788
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	200,000	201,990

TOTAL ISRAEL		403,778
ITALY - 0.5%
Financials - 0.4%
Banks - 0.4%
Intesa Sanpaolo SpA 5.71% 1/15/2026 (b)	1,126,000	1,128,567
Intesa Sanpaolo SpA 7.2% 11/28/2033 (b)	500,000	552,087
UniCredit SpA 1.982% 6/3/2027 (b)(d)	1,200,000	1,165,297
		2,845,951
Utilities - 0.1%
Electric Utilities - 0.1%
Enel Finance International NV 5.5% 6/26/2034 (b)	1,452,000	1,453,917
TOTAL ITALY		4,299,868
JAPAN - 0.4%
Consumer Staples - 0.4%
Tobacco - 0.4%
Japan Tobacco Inc 5.21% 6/15/2030 (b)	1,500,000	1,530,803
Japan Tobacco Inc 5.856% 6/15/2035 (b)	1,500,000	1,546,593

TOTAL JAPAN		3,077,396
MEXICO - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Petroleos Mexicanos 4.5% 1/23/2026	1,000,000	979,360
Petroleos Mexicanos 6.49% 1/23/2027	75,000	73,687
Petroleos Mexicanos 6.5% 3/13/2027	80,000	78,526

TOTAL MEXICO		1,131,573
NETHERLANDS - 0.9%
Consumer Staples - 0.2%
Food Products - 0.2%
JDE Peet's NV 2.25% 9/24/2031 (b)	545,000	455,925
Viterra Finance BV 4.9% 4/21/2027 (b)	1,500,000	1,499,627
		1,955,552
Financials - 0.7%
Banks - 0.7%
ABN AMRO Bank NV 5.515% 12/3/2035 (b)(d)	5,100,000	5,111,039
Cooperatieve Rabobank UA 3.75% 7/21/2026	300,000	296,930
		5,407,969
TOTAL NETHERLANDS		7,363,521
NORWAY - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Equinor ASA 1.75% 1/22/2026	61,000	59,909
SPAIN - 0.7%
Financials - 0.6%
Banks - 0.6%
Banco Santander SA 2.749% 12/3/2030	1,000,000	879,977
CaixaBank SA 5.673% 3/15/2030 (b)(d)	1,400,000	1,437,865
CaixaBank SA 6.037% 6/15/2035 (b)(d)	1,970,000	2,030,241
		4,348,083
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Atlantica Sustainable Infrastructure Ltd 4.125% 6/15/2028 (b)	1,215,000	1,163,046
TOTAL SPAIN		5,511,129
SWITZERLAND - 0.7%
Financials - 0.7%
Capital Markets - 0.7%
UBS Group AG 1.305% 2/2/2027 (b)(d)	800,000	781,493
UBS Group AG 2.095% 2/11/2032 (b)(d)	1,550,000	1,325,097
UBS Group AG 3.091% 5/14/2032 (b)(d)	1,200,000	1,074,232
UBS Group AG 3.126% 8/13/2030 (b)(d)	613,000	572,808
UBS Group AG 4.194% 4/1/2031 (b)(d)	800,000	775,277
UBS Group AG 6.537% 8/12/2033 (b)(d)	500,000	536,773
UBS Group AG 9.016% 11/15/2033 (b)(d)	300,000	366,416
		5,432,096
Insurance - 0.0%
Swiss Re Finance Luxembourg SA 5% 4/2/2049 (b)(d)	200,000	197,269
TOTAL SWITZERLAND		5,629,365
UNITED KINGDOM - 3.7%
Consumer Staples - 0.7%
Tobacco - 0.7%
BAT Capital Corp 2.259% 3/25/2028	1,225,000	1,151,921
BAT Capital Corp 2.726% 3/25/2031	2,800,000	2,488,806
BAT Capital Corp 5.834% 2/20/2031	468,000	487,605
BAT Capital Corp 6.421% 8/2/2033	1,300,000	1,393,607
Imperial Brands Finance PLC 4.25% 7/21/2025 (b)	330,000	329,622
		5,851,561
Financials - 2.8%
Banks - 2.8%
Barclays PLC 2.645% 6/24/2031 (d)	450,000	401,434
Barclays PLC 2.894% 11/24/2032 (d)	500,000	435,060
Barclays PLC 5.2% 5/12/2026	1,750,000	1,754,428
Barclays PLC 5.367% 2/25/2031 (d)	1,700,000	1,714,703
Barclays PLC 5.746% 8/9/2033 (d)	349,000	356,216
Barclays PLC 5.785% 2/25/2036 (d)	1,700,000	1,703,731
Barclays PLC 6.692% 9/13/2034 (d)	1,800,000	1,933,320
Barclays PLC 7.437% 11/2/2033 (d)	1,100,000	1,230,024
HSBC Holdings PLC 2.357% 8/18/2031 (d)	1,002,000	878,257
HSBC Holdings PLC 2.848% 6/4/2031 (d)	1,800,000	1,622,800
HSBC Holdings PLC 5.24% 5/13/2031 (d)	1,900,000	1,908,570
HSBC Holdings PLC 7.39% 11/3/2028 (d)	720,000	761,414
Lloyds Banking Group PLC 4.65% 3/24/2026	1,000,000	997,190
Lloyds Banking Group PLC 7.953% 11/15/2033 (d)	1,000,000	1,136,683
Standard Chartered PLC 5.005% 10/15/2030 (b)(d)	1,140,000	1,139,066
Standard Chartered PLC 5.545% 1/21/2029 (b)(d)	1,088,000	1,105,650
Standard Chartered PLC 6.228% 1/21/2036 (b)(d)	3,000,000	3,110,051
		22,188,597
Industrials - 0.2%
Aerospace & Defense - 0.2%
BAE Systems PLC 5.25% 3/26/2031 (b)	200,000	204,685
BAE Systems PLC 5.3% 3/26/2034 (b)	800,000	807,750
BAE Systems PLC 5.5% 3/26/2054 (b)	264,000	253,634
		1,266,069
Passenger Airlines - 0.0%
British Airways 2021-1 Class A Pass Through Trust equipment trust certificate 2.9% 9/15/2036 (b)	251,630	224,584
TOTAL INDUSTRIALS		1,490,653

TOTAL UNITED KINGDOM		29,530,811
UNITED STATES - 66.9%
Communication Services - 3.5%
Diversified Telecommunication Services - 1.0%
AT&T Inc 2.25% 2/1/2032	650,000	551,480
AT&T Inc 3.65% 9/15/2059	223,000	146,528
AT&T Inc 3.8% 12/1/2057	1,354,000	926,999
AT&T Inc 4.35% 3/1/2029	900,000	895,691
Verizon Communications Inc 2.355% 3/15/2032	3,000,000	2,558,592
Verizon Communications Inc 2.55% 3/21/2031	1,539,000	1,363,088
Verizon Communications Inc 3.15% 3/22/2030	47,000	44,070
Verizon Communications Inc 3.7% 3/22/2061	1,300,000	875,834
Verizon Communications Inc 4.78% 2/15/2035	291,000	280,055
		7,642,337
Entertainment - 0.2%
Walt Disney Co/The 3.8% 3/22/2030	600,000	586,619
Walt Disney Co/The 4.75% 9/15/2044	320,000	282,457
Walt Disney Co/The 6.65% 11/15/2037	970,000	1,092,810
		1,961,886
Media - 2.1%
Charter Communications Operating LLC / Charter Communications Operating Capital 5.25% 4/1/2053	342,000	281,915
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047	120,000	100,804
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063	450,000	368,315
Charter Communications Operating LLC / Charter Communications Operating Capital 5.75% 4/1/2048	1,950,000	1,711,159
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029	1,979,000	2,060,141
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034	4,803,000	5,024,752
Comcast Corp 2.937% 11/1/2056	679,000	388,252
Comcast Corp 2.987% 11/1/2063	2,211,000	1,217,259
Cox Communications Inc 1.8% 10/1/2030 (b)	740,000	626,060
Discovery Communications LLC 3.95% 3/20/2028	600,000	572,932
Time Warner Cable LLC 5.5% 9/1/2041	952,000	839,021
Time Warner Cable LLC 5.875% 11/15/2040	2,475,000	2,314,601
Time Warner Cable LLC 7.3% 7/1/2038	500,000	532,828
Warnermedia Holdings Inc 3.755% 3/15/2027	250,000	242,343
		16,280,382
Wireless Telecommunication Services - 0.2%
T-Mobile USA Inc 2.4% 3/15/2029	381,000	352,243
T-Mobile USA Inc 2.7% 3/15/2032	1,382,000	1,201,024
		1,553,267
TOTAL COMMUNICATION SERVICES		27,437,872

Consumer Discretionary - 3.1%
Automobiles - 1.3%
Ford Motor Co 3.25% 2/12/2032	1,400,000	1,155,290
General Motors Co 5.95% 4/1/2049	1,300,000	1,173,136
General Motors Financial Co Inc 3.1% 1/12/2032	1,400,000	1,206,667
General Motors Financial Co Inc 5.55% 7/15/2029	3,500,000	3,537,780
General Motors Financial Co Inc 5.95% 4/4/2034	1,700,000	1,689,130
Stellantis Finance US Inc 5.75% 3/18/2030 (b)	1,748,000	1,752,088
		10,514,091
Distributors - 0.1%
Genuine Parts Co 2.75% 2/1/2032	747,000	641,531
Leisure Products - 0.2%
Brunswick Corp/DE 5.85% 3/18/2029	1,300,000	1,320,784
Specialty Retail - 1.5%
Advance Auto Parts Inc 1.75% 10/1/2027	2,313,000	2,132,208
Advance Auto Parts Inc 3.9% 4/15/2030	1,000,000	925,155
AutoNation Inc 3.85% 3/1/2032	1,900,000	1,716,824
Home Depot Inc/The 1.375% 3/15/2031	575,000	481,670
Home Depot Inc/The 4.95% 6/25/2034	2,050,000	2,050,930
Lowe's Cos Inc 3.5% 4/1/2051	975,000	647,359
Lowe's Cos Inc 5.15% 7/1/2033	2,150,000	2,164,654
Lowe's Cos Inc 5.625% 4/15/2053	600,000	562,637
O'Reilly Automotive Inc 4.2% 4/1/2030	800,000	784,958
O'Reilly Automotive Inc 4.35% 6/1/2028	75,000	74,909
Ross Stores Inc 1.875% 4/15/2031	600,000	507,985
		12,049,289
TOTAL CONSUMER DISCRETIONARY		24,525,695

Consumer Staples - 1.4%
Beverages - 0.2%
Constellation Brands Inc 2.25% 8/1/2031	1,600,000	1,371,386
Constellation Brands Inc 2.875% 5/1/2030	470,000	430,439
		1,801,825
Consumer Staples Distribution & Retail - 0.4%
Dollar Tree Inc 3.375% 12/1/2051	1,000,000	603,568
Dollar Tree Inc 4.2% 5/15/2028	375,000	368,880
Mars Inc 4.8% 3/1/2030 (b)	544,000	547,357
Mars Inc 5% 3/1/2032 (b)	408,000	409,372
Mars Inc 5.2% 3/1/2035 (b)	339,000	337,728
Mars Inc 5.65% 5/1/2045 (b)	330,000	323,741
Mars Inc 5.7% 5/1/2055 (b)	658,000	638,326
Mars Inc 5.8% 5/1/2065 (b)	82,000	79,557
		3,308,529
Food Products - 0.2%
Smithfield Foods Inc 3% 10/15/2030 (b)	1,432,000	1,275,801
Tobacco - 0.6%
Philip Morris International Inc 4.75% 11/1/2031	1,700,000	1,695,751
Philip Morris International Inc 5.125% 2/15/2030	2,200,000	2,247,317
Philip Morris International Inc 5.75% 11/17/2032	903,000	945,472
		4,888,540
TOTAL CONSUMER STAPLES		11,274,695

Energy - 6.3%
Oil, Gas & Consumable Fuels - 6.3%
Columbia Pipelines Holding Co LLC 5.097% 10/1/2031 (b)	1,470,000	1,441,567
Columbia Pipelines Holding Co LLC 6.042% 8/15/2028 (b)	1,000,000	1,030,598
Columbia Pipelines Operating Co LLC 5.695% 10/1/2054 (b)	1,470,000	1,315,231
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (b)	73,000	75,847
Columbia Pipelines Operating Co LLC 5.962% 2/15/2055 (b)	2,080,000	1,935,562
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (b)	197,000	202,774
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (b)	59,000	59,276
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (b)	106,000	106,530
DCP Midstream Operating LP 5.125% 5/15/2029	2,200,000	2,219,468
Eastern Gas Transmission & Storage Inc 3% 11/15/2029	582,000	543,789
Eastern Gas Transmission & Storage Inc 3.9% 11/15/2049	1,000,000	706,377
Energy Transfer LP 3.75% 5/15/2030	3,554,000	3,362,611
Energy Transfer LP 6% 6/15/2048	800,000	742,819
EQT Corp 5.75% 2/1/2034	2,864,000	2,883,112
Florida Gas Transmission Co LLC 5.75% 7/15/2035 (b)(e)	2,667,000	2,683,661
Hess Corp 4.3% 4/1/2027	2,575,000	2,564,671
Hess Corp 5.8% 4/1/2047	1,135,000	1,094,042
Hess Corp 6% 1/15/2040	575,000	590,936
Marathon Petroleum Corp 4.75% 9/15/2044	300,000	241,882
Occidental Petroleum Corp 5.2% 8/1/2029	438,000	435,089
Occidental Petroleum Corp 5.375% 1/1/2032	555,000	535,737
Occidental Petroleum Corp 5.55% 10/1/2034	4,906,000	4,637,221
ONEOK Inc 3.25% 6/1/2030	500,000	462,100
ONEOK Inc 5.65% 9/1/2034	1,881,000	1,868,364
Ovintiv Inc 5.15% 11/15/2041	136,000	109,570
Ovintiv Inc 8.125% 9/15/2030	409,000	456,224
Plains All American Pipeline LP / PAA Finance Corp 3.8% 9/15/2030	97,000	91,595
Plains All American Pipeline LP / PAA Finance Corp 5.7% 9/15/2034	3,920,000	3,890,262
Targa Resources Corp 5.5% 2/15/2035	1,800,000	1,760,995
Targa Resources Corp 5.55% 8/15/2035	2,400,000	2,353,321
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030	25,000	23,295
Western Gas Partners LP 4.05% 2/1/2030 (f)	4,870,000	4,629,591
Western Gas Partners LP 5.3% 3/1/2048	477,000	385,182
Western Gas Partners LP 6.15% 4/1/2033	735,000	750,741
Western Gas Partners LP 6.35% 1/15/2029	182,000	188,962
Williams Cos Inc/The 3.5% 11/15/2030	913,000	854,350
Williams Cos Inc/The 4.65% 8/15/2032	394,000	381,312
Williams Cos Inc/The 5.3% 8/15/2052	89,000	78,732
Williams Cos Inc/The 6.3% 4/15/2040	2,000,000	2,071,011
		49,764,407
Financials - 25.0%
Banks - 10.1%
Bank of America Corp 2.299% 7/21/2032 (d)	1,500,000	1,286,968
Bank of America Corp 2.676% 6/19/2041 (d)	1,030,000	718,194
Bank of America Corp 2.972% 2/4/2033 (d)	2,500,000	2,203,493
Bank of America Corp 3.483% 3/13/2052 (d)	950,000	655,444
Bank of America Corp 4.271% 7/23/2029 (d)	700,000	692,131
Bank of America Corp 4.571% 4/27/2033 (d)	1,600,000	1,551,942
Bank of America Corp 5.015% 7/22/2033 (d)	2,000,000	1,993,048
Bank of America Corp 5.162% 1/24/2031 (d)	3,200,000	3,247,412
Bank of America Corp 5.202% 4/25/2029 (d)	5,000,000	5,080,857
Bank of America Corp 5.468% 1/23/2035 (d)	1,800,000	1,818,826
Citigroup Inc 4.075% 4/23/2029 (d)	1,600,000	1,574,556
Citigroup Inc 4.45% 9/29/2027	1,200,000	1,195,063
Citigroup Inc 4.91% 5/24/2033 (d)	599,000	588,852
Citigroup Inc 6.174% 5/25/2034 (d)	283,000	289,994
Citizens Financial Group Inc 2.638% 9/30/2032	2,015,000	1,650,994
Citizens Financial Group Inc 5.253% 3/5/2031 (d)	3,000,000	3,003,126
Citizens Financial Group Inc 5.718% 7/23/2032 (d)	828,000	845,273
Citizens Financial Group Inc 6.645% 4/25/2035 (d)	1,173,000	1,243,685
Fifth Third Bancorp 8.25% 3/1/2038	300,000	350,348
Huntington Bancshares Inc/OH 2.487% 8/15/2036 (d)	932,000	772,597
JPMorgan Chase & Co 2.956% 5/13/2031 (d)	104,000	94,693
JPMorgan Chase & Co 3.882% 7/24/2038 (d)	2,725,000	2,346,913
JPMorgan Chase & Co 4.203% 7/23/2029 (d)	600,000	593,672
JPMorgan Chase & Co 4.603% 10/22/2030 (d)	2,144,000	2,131,305
JPMorgan Chase & Co 4.912% 7/25/2033 (d)	3,000,000	2,973,099
JPMorgan Chase & Co 4.946% 10/22/2035 (d)	5,685,000	5,516,497
JPMorgan Chase & Co 5.14% 1/24/2031 (d)	2,000,000	2,031,041
JPMorgan Chase & Co 5.717% 9/14/2033 (d)	2,500,000	2,570,721
PNC Financial Services Group Inc/The 5.068% 1/24/2034 (d)	2,200,000	2,173,791
PNC Financial Services Group Inc/The 5.222% 1/29/2031 (d)	1,300,000	1,320,956
PNC Financial Services Group Inc/The 5.575% 1/29/2036 (d)	2,300,000	2,315,306
PNC Financial Services Group Inc/The 5.582% 6/12/2029 (d)	1,220,000	1,255,321
PNC Financial Services Group Inc/The 6.875% 10/20/2034 (d)	1,200,000	1,315,701
Santander Holdings USA Inc 6.499% 3/9/2029 (d)	443,000	458,883
Santander Holdings USA Inc 6.565% 6/12/2029 (d)	1,750,000	1,816,030
Truist Financial Corp 5.122% 1/26/2034 (d)	700,000	686,274
Truist Financial Corp 5.711% 1/24/2035 (d)	2,500,000	2,540,290
US Bancorp 5.775% 6/12/2029 (d)	2,000,000	2,064,591
Wells Fargo & Co 2.393% 6/2/2028 (d)	800,000	765,676
Wells Fargo & Co 4.478% 4/4/2031 (d)	1,000,000	983,299
Wells Fargo & Co 5.013% 4/4/2051 (d)	700,000	614,205
Wells Fargo & Co 5.244% 1/24/2031 (d)	928,000	941,819
Wells Fargo & Co 5.389% 4/24/2034 (d)	1,300,000	1,305,557
Wells Fargo & Co 5.499% 1/23/2035 (d)	1,500,000	1,508,511
Wells Fargo & Co 5.557% 7/25/2034 (d)	5,300,000	5,367,832
Wells Fargo & Co 5.574% 7/25/2029 (d)	1,300,000	1,333,655
Wells Fargo & Co 6.491% 10/23/2034 (d)	1,750,000	1,876,947
		79,665,388
Capital Markets - 6.5%
Ares Capital Corp 2.15% 7/15/2026	750,000	726,939
Ares Strategic Income Fund 5.6% 2/15/2030	1,500,000	1,474,028
Ares Strategic Income Fund 5.7% 3/15/2028	1,450,000	1,452,401
Ares Strategic Income Fund 6.2% 3/21/2032	700,000	693,782
Ares Strategic Income Fund 6.35% 8/15/2029	1,470,000	1,490,063
Athene Global Funding 1.985% 8/19/2028 (b)	1,355,000	1,239,306
Athene Global Funding 2.5% 3/24/2028 (b)	750,000	704,800
Blackstone Holdings Finance Co LLC 2.8% 9/30/2050 (b)	523,000	303,772
Blackstone Private Credit Fund 6% 1/29/2032	3,700,000	3,696,284
GA Global Funding Trust 5.4% 1/13/2030 (b)	1,143,000	1,161,906
GA Global Funding Trust 5.9% 1/13/2035 (b)	2,600,000	2,599,037
Goldman Sachs Group Inc/The 1.431% 3/9/2027 (d)	1,850,000	1,803,436
Goldman Sachs Group Inc/The 4.223% 5/1/2029 (d)	900,000	890,722
Goldman Sachs Group Inc/The 5.536% 1/28/2036 (d)	3,000,000	3,021,275
HPS Corporate Lending Fund 5.45% 1/14/2028	1,324,000	1,323,754
HPS Corporate Lending Fund 5.95% 4/14/2032	600,000	591,376
HPS Corporate Lending Fund 6.75% 1/30/2029	3,142,000	3,245,201
Morgan Stanley 1.794% 2/13/2032 (d)	740,000	623,208
Morgan Stanley 2.239% 7/21/2032 (d)	1,500,000	1,277,424
Morgan Stanley 3.622% 4/1/2031 (d)	6,000,000	5,689,011
Morgan Stanley 4.431% 1/23/2030 (d)	111,000	110,078
Morgan Stanley 4.654% 10/18/2030 (d)	3,200,000	3,178,659
Morgan Stanley 5.164% 4/20/2029 (d)	2,500,000	2,534,889
Morgan Stanley 5.23% 1/15/2031 (d)	1,341,000	1,360,811
Morgan Stanley 5.32% 7/19/2035 (d)	2,800,000	2,781,745
Morgan Stanley 5.424% 7/21/2034 (d)	641,000	646,779
Morgan Stanley 5.449% 7/20/2029 (d)	316,000	323,221
Nasdaq Inc 5.95% 8/15/2053	189,000	187,554
Nasdaq Inc 6.1% 6/28/2063	151,000	149,457
Nuveen LLC 5.55% 1/15/2030 (b)	293,000	302,540
Sammons Financial Group Global Funding 5.05% 1/10/2028 (b)	3,296,000	3,334,916
Sammons Financial Group Global Funding 5.1% 12/10/2029 (b)	862,000	872,497
Sixth Street Specialty Lending Inc 5.625% 8/15/2030	1,700,000	1,693,255
		51,484,126
Consumer Finance - 1.6%
Ally Financial Inc 4.75% 6/9/2027	2,100,000	2,102,452
Ally Financial Inc 5.543% 1/17/2031 (d)	95,000	94,818
Ally Financial Inc 5.737% 5/15/2029 (d)	480,000	484,701
Ally Financial Inc 6.992% 6/13/2029 (d)	1,170,000	1,222,393
Ally Financial Inc 8% 11/1/2031	717,000	802,288
American Express Co 5.085% 1/30/2031 (d)	449,000	455,814
Capital One Financial Corp 3.8% 1/31/2028	11,000	10,783
Capital One Financial Corp 4.1% 2/9/2027	39,000	38,693
Capital One Financial Corp 5.247% 7/26/2030 (d)	662,000	668,003
Capital One Financial Corp 5.468% 2/1/2029 (d)	318,000	323,650
Capital One Financial Corp 6.312% 6/8/2029 (d)	1,250,000	1,301,861
Capital One Financial Corp 7.624% 10/30/2031 (d)	495,000	552,045
Ford Motor Credit Co LLC 3.625% 6/17/2031	200,000	172,093
Ford Motor Credit Co LLC 4.271% 1/9/2027	400,000	391,318
Ford Motor Credit Co LLC 4.95% 5/28/2027	1,850,000	1,822,678
Ford Motor Credit Co LLC 5.875% 11/7/2029	2,000,000	1,974,931
		12,418,521
Financial Services - 2.5%
Aircastle Ltd / Aircastle Ireland DAC 5.25% 3/15/2030 (b)	1,250,000	1,244,308
Aon Corp / Aon Global Holdings PLC 2.6% 12/2/2031	404,000	353,230
Aviation Capital Group LLC 6.75% 10/25/2028 (b)	1,300,000	1,373,259
Blackstone Reg Finance Co LLC 5% 12/6/2034	1,000,000	974,989
Corebridge Financial Inc 3.65% 4/5/2027	171,000	168,299
Corebridge Financial Inc 3.85% 4/5/2029	168,000	163,013
Corebridge Financial Inc 4.35% 4/5/2042	45,000	36,892
Corebridge Financial Inc 4.4% 4/5/2052	134,000	103,993
Corebridge Financial Inc 6.05% 9/15/2033	1,600,000	1,658,793
Equitable Holdings Inc 4.35% 4/20/2028	700,000	695,266
Equitable Holdings Inc 5% 4/20/2048	679,000	582,347
Essent Group Ltd 6.25% 7/1/2029	1,500,000	1,546,243
Fiserv Inc 3.5% 7/1/2029	271,000	258,352
Jackson Financial Inc 3.125% 11/23/2031	2,257,000	1,959,833
Jackson Financial Inc 4% 11/23/2051	800,000	528,143
Jackson Financial Inc 5.17% 6/8/2027	181,000	182,399
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 2.5% 1/15/2027	1,625,000	1,566,751
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3% 5/15/2032	1,570,000	1,349,541
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.5% 1/15/2030	512,000	518,177
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.75% 4/1/2033	2,089,000	2,116,032
Rexford Industrial Realty LP 2.15% 9/1/2031	599,000	504,337
Sixth Street Lending Partners 6.125% 7/15/2030 (b)	427,000	431,562
Sixth Street Lending Partners 6.5% 3/11/2029	1,751,000	1,796,148
		20,111,907
Insurance - 4.3%
200 Park Funding Trust 5.74% 2/15/2055 (b)	2,100,000	2,025,113
AmFam Holdings Inc 2.805% 3/11/2031 (b)	950,000	797,269
Arthur J Gallagher & Co 5% 2/15/2032	196,000	196,462
Arthur J Gallagher & Co 5.15% 2/15/2035	3,300,000	3,247,821
Arthur J Gallagher & Co 5.55% 2/15/2055	942,000	873,306
Assurant Inc 2.65% 1/15/2032	2,100,000	1,757,010
Athene Holding Ltd 3.45% 5/15/2052	700,000	429,993
Athene Holding Ltd 3.95% 5/25/2051	316,000	214,729
Athene Holding Ltd 5.875% 1/15/2034	423,000	428,387
Athene Holding Ltd 6.65% 2/1/2033	3,377,000	3,581,582
Five Corners Funding Trust II 2.85% 5/15/2030 (b)	890,000	819,966
Fortitude Group Holdings LLC 6.25% 4/1/2030 (b)	1,255,000	1,270,626
Guardian Life Insurance Co of America/The 4.85% 1/24/2077 (b)	400,000	323,086
Hartford Insurance Group Inc/The 4.3% 4/15/2043	1,025,000	845,726
Liberty Mutual Group Inc 5.5% 6/15/2052 (b)	946,000	845,137
Marsh & McLennan Cos Inc 4.9% 3/15/2049	834,000	732,453
Massachusetts Mutual Life Insurance Co 3.729% 10/15/2070 (b)	350,000	223,897
MetLife Inc 5.375% 7/15/2033	2,500,000	2,573,739
New York Life Insurance Co 4.45% 5/15/2069 (b)	54,000	40,880
Pacific LifeCorp 3.35% 9/15/2050 (b)	700,000	458,783
Peachtree Corners Funding Trust II 6.012% 5/15/2035 (b)	4,800,000	4,830,330
Pine Street Trust III 6.223% 5/15/2054 (b)	2,100,000	2,024,887
Prudential Financial Inc 6% 9/1/2052 (d)	672,000	670,846
Reinsurance Group of America Inc 5.75% 9/15/2034	1,700,000	1,722,437
Selective Insurance Group Inc 5.9% 4/15/2035	1,095,000	1,096,758
Unum Group 4.125% 6/15/2051	2,220,000	1,611,250
		33,642,473
TOTAL FINANCIALS		197,322,415

Health Care - 4.0%
Biotechnology - 0.5%
Amgen Inc 5.25% 3/2/2030	222,000	227,607
Amgen Inc 5.25% 3/2/2033	251,000	253,304
Amgen Inc 5.65% 3/2/2053	818,000	778,673
Amgen Inc 5.75% 3/2/2063	216,000	204,207
Gilead Sciences Inc 5.5% 11/15/2054	1,500,000	1,434,031
Gilead Sciences Inc 5.6% 11/15/2064	1,500,000	1,426,228
		4,324,050
Health Care Equipment & Supplies - 0.1%
Becton Dickinson & Co 2.823% 5/20/2030	750,000	685,162
Health Care Providers & Services - 2.7%
Centene Corp 2.5% 3/1/2031	650,000	551,900
Centene Corp 2.625% 8/1/2031	2,645,000	2,240,358
Centene Corp 3% 10/15/2030	1,310,000	1,152,376
Centene Corp 4.25% 12/15/2027	1,025,000	1,001,093
Centene Corp 4.625% 12/15/2029	585,000	563,356
Cigna Group/The 3.4% 3/15/2050	500,000	326,370
Cigna Group/The 4.375% 10/15/2028	561,000	557,870
Cigna Group/The 4.8% 8/15/2038	1,907,000	1,743,943
Cigna Group/The 4.9% 12/15/2048	7,000	5,932
CVS Health Corp 5% 1/30/2029	202,000	203,364
CVS Health Corp 5.05% 3/25/2048	3,500,000	2,918,134
CVS Health Corp 5.125% 2/21/2030	2,200,000	2,212,538
CVS Health Corp 5.25% 1/30/2031	83,000	83,694
CVS Health Corp 5.3% 6/1/2033	1,900,000	1,875,556
CVS Health Corp 5.875% 6/1/2053	1,000,000	919,659
CVS Health Corp 6.05% 6/1/2054	1,400,000	1,320,317
Icon Investments Six DAC 5.849% 5/8/2029	868,000	889,498
Icon Investments Six DAC 6% 5/8/2034	1,014,000	1,015,046
Sabra Health Care LP 3.2% 12/1/2031	588,000	512,115
Sabra Health Care LP 3.9% 10/15/2029	123,000	115,337
UnitedHealth Group Inc 4.75% 7/15/2045	950,000	810,578
		21,019,034
Pharmaceuticals - 0.7%
Bristol-Myers Squibb Co 4.125% 6/15/2039	138,000	119,729
Bristol-Myers Squibb Co 5.1% 2/22/2031	550,000	563,064
Bristol-Myers Squibb Co 5.2% 2/22/2034	1,100,000	1,108,416
Bristol-Myers Squibb Co 5.55% 2/22/2054	757,000	718,863
Bristol-Myers Squibb Co 5.65% 2/22/2064	1,100,000	1,040,070
Elanco Animal Health Inc 6.65% 8/28/2028 (d)	1,375,000	1,412,883
Perrigo Finance Unlimited Co 4.9% 6/15/2030 (f)	600,000	577,627
		5,540,652
TOTAL HEALTH CARE		31,568,898

Industrials - 3.4%
Aerospace & Defense - 2.1%
Boeing Co 2.196% 2/4/2026	1,200,000	1,178,751
Boeing Co 2.75% 2/1/2026	900,000	887,854
Boeing Co 3.625% 2/1/2031	2,000,000	1,864,121
Boeing Co 3.75% 2/1/2050	1,150,000	787,863
Boeing Co 5.04% 5/1/2027	900,000	905,407
Boeing Co 5.15% 5/1/2030	2,385,000	2,405,910
Boeing Co 5.805% 5/1/2050	500,000	468,215
Boeing Co 6.298% 5/1/2029	161,000	169,338
Boeing Co 6.388% 5/1/2031	122,000	130,171
Boeing Co 6.528% 5/1/2034	1,130,000	1,206,130
Boeing Co 6.858% 5/1/2054	646,000	688,965
Boeing Co 7.008% 5/1/2064	2,135,000	2,280,662
Hexcel Corp 5.875% 2/26/2035	450,000	449,220
Northrop Grumman Corp 4.03% 10/15/2047	1,225,000	951,888
RTX Corp 6.1% 3/15/2034	1,100,000	1,171,925
RTX Corp 6.4% 3/15/2054	1,000,000	1,066,759
		16,613,179
Building Products - 0.0%
Carrier Global Corp 5.9% 3/15/2034	50,000	52,533
Carrier Global Corp 6.2% 3/15/2054	31,000	32,761
		85,294
Ground Transportation - 0.2%
Burlington Northern Santa Fe LLC 4.7% 9/1/2045	500,000	438,927
Norfolk Southern Corp 5.35% 8/1/2054	950,000	887,337
		1,326,264
Industrial Conglomerates - 0.0%
Trane Technologies Financing Ltd 4.5% 3/21/2049	300,000	245,728
Machinery - 0.7%
AGCO Corp 5.8% 3/21/2034	1,188,000	1,191,354
Ingersoll Rand Inc 5.314% 6/15/2031	1,400,000	1,432,840
Ingersoll Rand Inc 5.4% 8/14/2028	629,000	645,878
Ingersoll Rand Inc 5.45% 6/15/2034	1,400,000	1,413,719
Ingersoll Rand Inc 5.7% 8/14/2033	697,000	717,333
		5,401,124
Passenger Airlines - 0.0%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/2029	115,010	110,424
United Airlines 2019-1 Class A Pass Through Trust 4.55% 2/25/2033	141,633	130,344
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/2029	68,341	65,199
		305,967
Professional Services - 0.2%
Booz Allen Hamilton Inc 5.95% 8/4/2033	1,488,000	1,498,958
Paychex Inc 5.1% 4/15/2030	68,000	68,881
Paychex Inc 5.35% 4/15/2032	94,000	95,396
Paychex Inc 5.6% 4/15/2035	74,000	75,245
		1,738,480
Trading Companies & Distributors - 0.2%
Ferguson Enterprises Inc 5% 10/3/2034	1,236,000	1,189,847
TOTAL INDUSTRIALS		26,905,883

Information Technology - 4.9%
Electronic Equipment, Instruments & Components - 1.0%
Amphenol Corp 5.25% 4/5/2034	937,000	948,074
Dell International LLC / EMC Corp 3.45% 12/15/2051	253,000	167,419
Dell International LLC / EMC Corp 4.35% 2/1/2030	2,100,000	2,063,555
Dell International LLC / EMC Corp 6.2% 7/15/2030	950,000	1,006,227
Vontier Corp 1.8% 4/1/2026	3,000,000	2,925,416
Vontier Corp 2.95% 4/1/2031	1,169,000	1,029,519
		8,140,210
IT Services - 0.4%
CDW LLC / CDW Finance Corp 2.67% 12/1/2026	1,054,000	1,020,673
CDW LLC / CDW Finance Corp 5.1% 3/1/2030	589,000	588,202
CDW LLC / CDW Finance Corp 5.55% 8/22/2034	1,800,000	1,773,133
		3,382,008
Semiconductors & Semiconductor Equipment - 2.4%
Broadcom Inc 1.95% 2/15/2028 (b)	854,000	802,267
Broadcom Inc 2.45% 2/15/2031 (b)	460,000	406,701
Broadcom Inc 2.6% 2/15/2033 (b)	1,617,000	1,365,040
Broadcom Inc 3.469% 4/15/2034 (b)	1,500,000	1,317,536
Broadcom Inc 3.5% 2/15/2041 (b)	371,000	287,572
Broadcom Inc 3.75% 2/15/2051 (b)	174,000	125,855
Broadcom Inc 5.05% 7/12/2029	1,105,000	1,124,788
Broadcom Inc 5.15% 11/15/2031	1,800,000	1,832,459
Marvell Technology Inc 2.45% 4/15/2028	1,500,000	1,414,144
Marvell Technology Inc 5.75% 2/15/2029	750,000	775,675
Marvell Technology Inc 5.95% 9/15/2033	591,000	610,351
Micron Technology Inc 2.703% 4/15/2032	1,100,000	937,664
Micron Technology Inc 5.3% 1/15/2031	1,556,000	1,565,631
Micron Technology Inc 5.65% 11/1/2032	1,500,000	1,524,269
Micron Technology Inc 5.8% 1/15/2035	2,600,000	2,620,331
Micron Technology Inc 6.05% 11/1/2035	1,500,000	1,529,571
NVIDIA Corp 3.7% 4/1/2060	1,050,000	753,430
		18,993,284
Software - 1.0%
AppLovin Corp 5.125% 12/1/2029	600,000	603,985
AppLovin Corp 5.375% 12/1/2031	1,900,000	1,917,597
Oracle Corp 2.3% 3/25/2028	529,000	499,712
Oracle Corp 2.875% 3/25/2031	1,300,000	1,171,997
Oracle Corp 3.95% 3/25/2051	1,880,000	1,344,424
Oracle Corp 4% 11/15/2047	375,000	278,375
Roper Technologies Inc 2% 6/30/2030	2,035,000	1,789,002
		7,605,092
Technology Hardware, Storage & Peripherals - 0.1%
Apple Inc 2.8% 2/8/2061	700,000	405,384
TOTAL INFORMATION TECHNOLOGY		38,525,978

Materials - 0.8%
Chemicals - 0.8%
Celanese US Holdings LLC 6.415% 7/15/2027 (d)	1,273,000	1,305,207
Celanese US Holdings LLC 7.2% 11/15/2033 (d)	1,866,000	1,947,927
Dow Chemical Co/The 5.15% 2/15/2034	1,900,000	1,859,543
International Flavors & Fragrances Inc 1.832% 10/15/2027 (b)	475,000	443,261
International Flavors & Fragrances Inc 5% 9/26/2048	518,000	425,027
Sherwin-Williams Co/The 4.5% 6/1/2047	375,000	307,036
Westlake Corp 3.375% 6/15/2030	900,000	840,351
		7,128,352
Containers & Packaging - 0.0%
Avery Dennison Corp 4.875% 12/6/2028	50,000	50,461
TOTAL MATERIALS		7,178,813

Real Estate - 5.6%
Diversified REITs - 1.4%
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034	2,763,000	2,695,183
Piedmont Operating Partnership LP 2.75% 4/1/2032	86,000	69,130
Piedmont Operating Partnership LP 6.875% 7/15/2029	265,000	274,313
Store Capital LLC 2.7% 12/1/2031	1,675,000	1,401,410
VICI Properties LP 4.75% 2/15/2028	378,000	378,104
VICI Properties LP 4.95% 2/15/2030	1,100,000	1,091,357
VICI Properties LP 5.125% 11/15/2031	1,200,000	1,183,316
VICI Properties LP 5.125% 5/15/2032	1,615,000	1,582,517
VICI Properties LP 5.75% 4/1/2034	69,000	69,235
Vornado Realty LP 2.15% 6/1/2026	103,000	99,593
Vornado Realty LP 3.4% 6/1/2031	372,000	319,726
WP Carey Inc 2.4% 2/1/2031	348,000	301,876
WP Carey Inc 4.25% 10/1/2026	450,000	447,264
		9,913,024
Health Care REITs - 1.1%
Alexandria Real Estate Equities Inc 1.875% 2/1/2033	950,000	739,712
Omega Healthcare Investors Inc 3.25% 4/15/2033	2,278,000	1,925,820
Omega Healthcare Investors Inc 3.375% 2/1/2031	1,402,000	1,264,920
Omega Healthcare Investors Inc 4.5% 4/1/2027	1,000,000	997,641
Ventas Realty LP 2.5% 9/1/2031	729,000	633,725
Ventas Realty LP 5% 1/15/2035	2,000,000	1,923,154
Ventas Realty LP 5.1% 7/15/2032	750,000	748,067
Welltower OP LLC 4.125% 3/15/2029	675,000	666,692
		8,899,731
Office REITs - 0.9%
COPT Defense Properties LP 2% 1/15/2029	904,000	809,877
COPT Defense Properties LP 2.25% 3/15/2026	52,000	50,909
COPT Defense Properties LP 2.75% 4/15/2031	414,000	359,326
COPT Defense Properties LP 2.9% 12/1/2033	1,836,000	1,480,914
Hudson Pacific Properties LP 3.95% 11/1/2027	3,400,000	2,974,747
Hudson Pacific Properties LP 5.95% 2/15/2028	1,900,000	1,633,535
		7,309,308
Real Estate Management & Development - 0.2%
Brandywine Operating Partnership LP 8.3% 3/15/2028	412,000	431,943
Brandywine Operating Partnership LP 8.875% 4/12/2029	373,000	397,199
Tanger Properties LP 2.75% 9/1/2031	596,000	515,025
Tanger Properties LP 3.125% 9/1/2026	497,000	486,119
		1,830,286
Residential REITs - 1.0%
American Homes 4 Rent LP 5.5% 7/15/2034	584,000	581,600
Invitation Homes Operating Partnership LP 2% 8/15/2031	600,000	502,324
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	269,000	250,595
Invitation Homes Operating Partnership LP 4.875% 2/1/2035	3,333,000	3,171,275
Sun Communities Operating LP 2.3% 11/1/2028	97,000	89,826
Sun Communities Operating LP 2.7% 7/15/2031	250,000	217,781
Sun Communities Operating LP 4.2% 4/15/2032	1,800,000	1,683,122
UDR Inc 2.1% 6/15/2033	374,000	294,998
UDR Inc 2.1% 8/1/2032	939,000	760,950
		7,552,471
Retail REITs - 1.0%
Agree LP 2% 6/15/2028	2,100,000	1,949,330
Agree LP 4.8% 10/1/2032	1,065,000	1,033,905
Agree LP 5.6% 6/15/2035	513,000	514,738
Agree LP 5.625% 6/15/2034	1,400,000	1,411,782
Brixmor Operating Partnership LP 2.25% 4/1/2028	410,000	384,189
Brixmor Operating Partnership LP 4.05% 7/1/2030	148,000	141,793
Kite Realty Group LP 5.5% 3/1/2034	90,000	89,532
Kite Realty Group Trust 4.75% 9/15/2030	277,000	272,861
NNN REIT Inc 5.6% 10/15/2033	1,900,000	1,926,559
Phillips Edison Grocery Center Operating Partnership I LP 4.95% 1/15/2035	263,000	250,416
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034	92,000	92,692
Realty Income Corp 2.85% 12/15/2032	30,000	25,897
Realty Income Corp 3.25% 1/15/2031	30,000	27,710
		8,121,404
Specialized REITs - 0.0%
Crown Castle Inc 3.25% 1/15/2051	450,000	283,674
TOTAL REAL ESTATE		43,909,898

Utilities - 8.9%
Electric Utilities - 5.8%
Alabama Power Co 3.05% 3/15/2032	380,000	341,326
Alabama Power Co 5.1% 4/2/2035	682,000	677,127
American Transmission Systems Inc 2.65% 1/15/2032 (b)	1,148,000	995,315
Cleco Corporate Holdings LLC 3.743% 5/1/2026	2,790,000	2,757,503
Cleco Corporate Holdings LLC 4.973% 5/1/2046	750,000	621,116
Consolidated Edison Co of New York Inc 5.125% 3/15/2035	4,500,000	4,474,778
Consolidated Edison Co of New York Inc 5.2% 3/1/2033	1,300,000	1,314,715
Consolidated Edison Co of New York Inc 5.5% 3/15/2055	1,500,000	1,410,571
Duke Energy Carolinas LLC 6.1% 6/1/2037	3,000,000	3,133,333
Duke Energy Corp 2.45% 6/1/2030	70,000	62,885
Duke Energy Corp 4.5% 8/15/2032	1,240,000	1,192,151
Duke Energy Corp 5% 8/15/2052	3,150,000	2,660,039
Duke Energy Ohio Inc 5.25% 4/1/2033	2,500,000	2,530,653
Duquesne Light Holdings Inc 2.532% 10/1/2030 (b)	293,000	255,977
Duquesne Light Holdings Inc 2.775% 1/7/2032 (b)	266,000	226,832
Duquesne Light Holdings Inc 3.616% 8/1/2027 (b)	1,810,000	1,749,045
Entergy Corp 2.8% 6/15/2030	72,000	65,471
Exelon Corp 3.35% 3/15/2032	1,602,000	1,454,517
Exelon Corp 4.1% 3/15/2052	76,000	56,524
Exelon Corp 4.7% 4/15/2050	800,000	652,120
Exelon Corp 5.1% 6/15/2045	370,000	326,264
Exelon Corp 5.45% 3/15/2034	1,400,000	1,415,729
Exelon Corp 5.6% 3/15/2053	1,400,000	1,300,847
FirstEnergy Corp 2.25% 9/1/2030	534,000	467,918
FirstEnergy Corp 2.65% 3/1/2030	2,150,000	1,952,140
FirstEnergy Corp 3.4% 3/1/2050	1,900,000	1,239,872
FirstEnergy Corp 3.9% 7/15/2027 (f)	900,000	887,117
Georgia Power Co 5.25% 3/15/2034	1,400,000	1,407,510
IPALCO Enterprises Inc 5.75% 4/1/2034	600,000	592,059
ITC Holdings Corp 5.65% 5/9/2034 (b)	2,000,000	2,013,031
Monongahela Power Co 5.85% 2/15/2034 (b)	875,000	895,714
Ohio Edison Co 4.95% 12/15/2029 (b)	808,000	814,464
Pacific Gas and Electric Co 5.9% 10/1/2054	852,000	763,060
Pinnacle West Capital Corp 4.9% 5/15/2028	351,000	353,690
Pinnacle West Capital Corp 5.15% 5/15/2030	375,000	379,284
PPL Capital Funding Inc 5.25% 9/1/2034	1,250,000	1,237,465
Southern Co/The 4.4% 7/1/2046	700,000	565,256
Southern Co/The 4.85% 3/15/2035	1,700,000	1,636,040
Southern Co/The 5.7% 3/15/2034	380,000	391,134
Virginia Electric and Power Co 5.55% 8/15/2054	396,000	370,082
		45,640,674
Gas Utilities - 0.6%
Eastern Energy Gas Holdings LLC 5.8% 1/15/2035	2,000,000	2,040,175
Southern Co Gas Capital Corp 4.4% 5/30/2047	625,000	493,161
Southern Co Gas Capital Corp 5.75% 9/15/2033	1,800,000	1,853,521
		4,386,857
Independent Power and Renewable Electricity Producers - 0.6%
AES Corp/The 1.375% 1/15/2026	290,000	283,413
AES Corp/The 2.45% 1/15/2031	4,555,000	3,894,927
AES Corp/The 3.95% 7/15/2030 (b)	593,000	553,419
		4,731,759
Multi-Utilities - 1.9%
Berkshire Hathaway Energy Co 4.6% 5/1/2053	2,000,000	1,618,057
NiSource Inc 2.95% 9/1/2029	229,000	214,401
NiSource Inc 3.6% 5/1/2030	950,000	903,990
NiSource Inc 4.375% 5/15/2047	650,000	519,241
NiSource Inc 4.8% 2/15/2044	500,000	432,078
NiSource Inc 5.25% 3/30/2028	4,295,000	4,377,715
Puget Energy Inc 2.379% 6/15/2028	2,000,000	1,876,226
Puget Energy Inc 4.1% 6/15/2030	1,023,000	974,179
Puget Energy Inc 4.224% 3/15/2032	1,344,000	1,238,431
Puget Energy Inc 5.725% 3/15/2035 (b)	2,042,000	2,021,812
Sempra 3.8% 2/1/2038	1,500,000	1,213,450
		15,389,580
TOTAL UTILITIES		70,148,870

TOTAL UNITED STATES		528,563,424
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $699,053,568)		665,916,506

Preferred Securities - 0.2%
	Principal Amount (a)	Value ($)
CANADA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Enbridge Inc 5.75% 7/15/2080 (d)	753,000	743,849
SWITZERLAND - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
UBS Group AG 4.875% (b)(d)(g)	950,000	929,031
TOTAL PREFERRED SECURITIES (Cost $1,705,128)		1,672,880

U.S. Treasury Obligations - 9.5%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.75% 8/15/2041	1.97	2,500,000	1,623,926
US Treasury Bonds 1.875% 2/15/2041	2.05 to 2.19	2,943,000	1,982,156
US Treasury Bonds 2% 11/15/2041	1.86	2,000,000	1,347,891
US Treasury Bonds 4.25% 8/15/2054	4.26 to 4.57	5,100,000	4,560,516
US Treasury Bonds 4.5% 11/15/2054	4.37 to 4.84	27,632,800	25,793,492
US Treasury Bonds 4.625% 2/15/2055	4.47 to 5.09	24,700,000	23,560,853
US Treasury Bonds 4.75% 5/15/2055	4.91	15,200,000	14,810,500
US Treasury Notes 4.5% 11/15/2033	3.92	1,500,000	1,522,382
TOTAL U.S. TREASURY OBLIGATIONS (Cost $79,817,040)			75,201,716

Money Market Funds - 2.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i) (Cost $22,984,693)	4.32	22,980,107	22,984,703

TOTAL INVESTMENT IN SECURITIES - 97.6% (Cost $808,872,497)	770,964,627
NET OTHER ASSETS (LIABILITIES) - 2.4%	19,121,590
NET ASSETS - 100.0%	790,086,217

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $141,709,667 or 17.9% of net assets.

(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)	Security is perpetual in nature with no stated maturity date.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	11,446,553	167,487,191	155,949,041	610,021	-	-	22,984,703	22,980,107	0.0%
Fidelity Securities Lending Cash Central Fund	-	25,953,178	25,953,178	362	-	-	-	-	0.0%
Total	11,446,553	193,440,369	181,902,219	610,383	-	-	22,984,703

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations, Foreign Government and Government Agency Obligations, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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